Land Use Rights (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Short-term Bank Loans and Notes Payable	$ 73,986,211	$ 81,377,050
Amortization of Leased Asset	130,795	41,600
Use Rights [Member]
Short-term Bank Loans and Notes Payable	$ 1,898,402	$ 2,394,716